19. Amount Due to an Affiliate (Tables)	12 Months Ended
Dec. 31, 2019
Amount Due To Affiliate
Amount Due to an Affiliate
	December 31,	December 31,
	2019	2018
Amount due to an affiliate, current	$9,128	$8,819
Amount due to an affiliate, noncurrent	1,728	–
Total amount due to an affiliate	$10,856	$8,819